Mexican Government Long-Term Notes Receivable and Other Assets - Summary of Promissory Notes Maturity Dates and Annual Rates (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) Promissory_Notes	Dec. 31, 2017 MXN ($)
Disclosure of notes receivable and other non current assets [line items]
Total promissory notes	$ 156,981,745	$ 149,796,282
Less: current portion	38,153,851
Long-term notes receivable	$ 118,827,894
5.14% to 7.04% Notes Due 2019 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	7
Maturity	2019
Long-term notes receivable	$ 38,153,851
5.14% to 7.04% Notes Due 2019 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	5.14%
5.14% to 7.04% Notes Due 2019 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	7.04%
5.39% notes due 2020 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	1
Maturity	2020
Yield Rate Range	5.39%
Long-term notes receivable	$ 4,663,037
5.57% notes due 2021 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	1
Maturity	2021
Yield Rate Range	5.57%
Long-term notes receivable	$ 5,534,162
5.74% notes due 2022 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	1
Maturity	2022
Yield Rate Range	5.74%
Long-term notes receivable	$ 6,142,562
5.88% notes due 2022 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	1
Maturity	2022
Yield Rate Range	5.88%
Long-term notes receivable	$ 6,712,753
5.99% to 6.48% notes due 2024 to 2028 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	5
Maturity	2024 to 2028
Long-term notes receivable	$ 37,123,836
5.99% to 6.48% notes due 2024 to 2028 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	5.99%
5.99% to 6.48% notes due 2024 to 2028 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.48%
6.62% to 6.85% notes due 2029 to 2033 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	5
Maturity	2029 to 2033
Long-term notes receivable	$ 37,522,297
6.62% to 6.85% notes due 2029 to 2033 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.62%
6.62% to 6.85% notes due 2029 to 2033 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.85%
6.90% to 7.00% notes due 2034 to 2036 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	3
Maturity	2034 to 2036
Long-term notes receivable	$ 21,129,247
6.90% to 7.00% notes due 2034 to 2036 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.90%
6.90% to 7.00% notes due 2034 to 2036 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	7.00%